Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments	$ 71,705	$ 69,666
Valuation adjustment	89,748	109,392
Comder Contraparte Central S.A. [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments	224,680	133,480
LondonClearingHouse [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments	564,020	590,466
Equity attributable to owners of parent [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Valuation adjustment	91,596	110,130
Non-controlling interests [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Valuation adjustment	$ 1,848	$ 738